Segments (Revenue and Plant Property Equipment by Countries) (Details 6) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($) Customer
Segment Information
Revenue	$ 81,741	$ 92,793	$ 98,367
Net Plant, Property and Equipment	$ 10,727	$ 10,771
Revenue | Major Client
Segment Information
Concentration Risk, Percentage	10.00%
Number of clients represented 10% or more of the company's total revenue | Customer	0	0	0
Revenue | Geographic Information
Segment Information
Revenue	$ 81,741	$ 92,793	$ 98,367
Concentration Risk, Percentage	10.00%
Plant and Other Property - Net | Geographic Information
Segment Information
Concentration Risk, Percentage	10.00%
Plant and Other Property - Net
Segment Information
Net Plant, Property and Equipment	$ 10,176	10,078	12,979
Geographic Information | Plant and Other Property - Net
Segment Information
Net Plant, Property and Equipment	10,176	10,078	12,979
UNITED STATES | Revenue | Geographic Information
Segment Information
Revenue	30,514	32,021	33,427
UNITED STATES | Geographic Information | Plant and Other Property - Net
Segment Information
Net Plant, Property and Equipment	4,644	4,388	6,723
Other countries | Revenue | Geographic Information
Segment Information
Revenue	51,227	60,772	64,941
Other countries | Geographic Information | Plant and Other Property - Net
Segment Information
Net Plant, Property and Equipment	$ 5,532	$ 5,690	$ 6,257